Exception Grades

AMC Loan ID	Customer Loan ID	Edgar Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Compliance Final Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	XXXX	100000436	XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:	Evidence of the borrowers' Foreign Financial Institution bank statements translated into English was not provided. Note: Foreign Assets (must be transferred to a domestic US account at least 10 days prior to closing unless held in a foreign bank with US branches insured by the FDIC)	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Comp factors used to waive exception

Buyer Comment (2024-06-06): Attached is the statement from XXXX, showing the wire of XXXX that matches the incoming wire,  shouldn’t have to translate anything as the statement is already converted to USD.

Reviewer Comment (2024-05-01): Wire transfer for $XXXX received, however missing statements transferred into English, evidence of earnest money deposit of $XXXX (wire doc provided is for $XXXX) and evidence of 12 months reserves.

Buyer Comment (2024-04-25): attached

Reviewer Comment (2024-04-24): The funds must either be transferred to a US Bank account at least 10 days prior to closing or evidence must be provided that the foreign bank used has US branches insured by the FDIC, along with the exchange rate information provided.

Buyer Comment (2024-04-22): Are you wanting the exchange rate?

Buyer Comment (2024-04-22): Our guidelines do not say we need to translate bank statements
																				XX/XX/XXXX 9:24:49 AM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A	N/A	N/A	No
XXXX	XXXX	100000436	XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Credit Calculation / Analysis	Credit	Missing Document: Alternative Credit Documentation not provided	Borrower is Foreign National and Foreign Credit Documentation, reference letters, missing in the file for both the borrowers.	The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%. The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	SitusAMC SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-06-10): Comp factors used to waive exception

Buyer Comment (2024-06-06): Attached is the statement from XXXX, showing the wire of XXXX that matches the incoming wire,  shouldn’t have to translate anything as the statement is already converted to USD.

Reviewer Comment (2024-05-01): Can be 1 of each (Reference Letter and Credit Card Statements) but if they aren't in english or translated to english we can't accept them per guidelines.  Documents provided are not in english.  Exception remains.

Buyer Comment (2024-04-25): attached

Buyer Comment (2024-04-25): i have attached them

Reviewer Comment (2024-04-24): Please provide page number of loan file that the credit card statements referenced are on.

Buyer Comment (2024-04-23): The guidelines states that ANY combination of the following is acceptable, 2 reference letters or 2 credit card statements.   The 2 credit card statements are in the file.
																				XX/XX/XXXX 9:25:01 AM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A	N/A	N/A	No
XXXX	XXXX	100000434		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Title vesting of Community property with right of survivorship does not appear to meet guidelines of Individuals, joint tenants, tenants in common or Inter Vivos Revocable Trusts	The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC	Reviewer Comment (2024-06-27): Client elects to waive with compensating factors. Buyer Comment (2024-06-24): exception approved and uploaded approving vesting			XX/XX/XXXX 8:22:17 PM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000433		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Ineligible EAD provided. 1003 incorrectly identifies the borrower as a permanent resident. Corrected 1003 would be required.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.		SitusAMC SitusAMC	Reviewer Comment (2024-06-27): Waived per client Buyer Comment (2024-06-27): This is a BP loan file. Please downgrade to an EV2 and clear this as it is not a requirement for DSCR loans to even have a 1003. We ask for it in order to complete the data in our system			XX/XX/XXXX 8:27:12 PM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	100000430		XXXX	XXXX	XX/XX/XXXX	Credit	Documents	Missing Document	Documents	File does not contain documentation from lender/seller confirming the condo is warrantable.	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	The file is missing documentation from lender/seller confirming the condo is warrantable. For new projects, 50% of the total units in the project or subject's phase must be sold and conveyed to the unit owners and at least 50% of the units must be owner occupied. Developer still has 31 of the 49 units.	The qualifying DSCR on the loan is greater than the guideline minimum. The representative FICO score exceeds the guideline minimum by at least 40 points.	The DSCR of 1.41 is greater than the minimum required DSCR of 1.00. 702 FICO.	SitusAMC,Originator Originator,SitusAMC	Reviewer Comment (2024-07-04): Waived with compensating factors per lender exception approval provided in trailing docs. Buyer Comment (2024-07-02): Hello-please see attached exception approval. thank you			XX/XX/XXXX 4:36:50 PM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	100000430		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Subject square footage of XXX does not meet the guideline Condominiums – minimum 500 square feet.	The qualifying DSCR on the loan is greater than the guideline minimum. The representative FICO score exceeds the guideline minimum by at least 40 points.	The DSCR of 1.41 is greater than the minimum required DSCR of 1.00. 702 FICO.	SitusAMC,Originator Originator,SitusAMC	Reviewer Comment (2024-07-04): Waived with compensating factors per lender exception approval provided in trailing docs. Buyer Comment (2024-07-02): please see attached exception approval. thank you			XX/XX/XXXX 4:37:03 PM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	100000424	XXXX	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Certificate of Good Standing not provided	Certificate of Good Standing is missing.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 8.31 Guideline Requirement: 6.00 Guidelines Representative FICO: 680 Representative FICO: 748	Aggregator Aggregator,SitusAMC	Reviewer Comment (2024-09-17): Waived with compensating factors per client request.

Reviewer Comment (2024-09-17): Client waived in error on their side.

Buyer Comment (2024-08-28): please waive with a b grade, we have provided evidence the company is in good standing.

Reviewer Comment (2024-08-23): Per previous comments, a document confirming business is in good standing dated on or before the Note date is required to clear this condition.  The document provided is datedXX/XX/XXXX, which is after the Note date ofXX/XX/XXXX.  If client is accepting this document, condition can be waived with compensating factors.

Buyer Comment (2024-08-16): Please see attached screen shot from the sec of state website with the date at the bottom confirming when it was pulled and reflecting LLC in good standing. Thank you.

Buyer Comment (2024-08-16): Please see attached screen shot reflecting the date pulled from the Sec of State website confirming LLC in good standing. Thank you.

Reviewer Comment (2024-08-14): The document provided is not dated.  A document dated on or prior to the Note date is required to clear this condition.

Buyer Comment (2024-08-08): Please advise if the document attached from the "Secretary of State" website is acceptable in place of the "Letter of Good Standing" or does an exception need to be requested? Thank you!

Reviewer Comment (2024-08-05): Document provided was in original loan package and is dated 5 years prior to the Note date.  Please provide COGS dated no more than 90 days prior to the Note date, indicating borrowing entity is active and in good standing.

Buyer Comment (2024-07-30): Uploaded
																				XX/XX/XXXX 6:14:54 PM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000424		XXXX	XXXX	XX/XX/XXXX	Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of XX% exceeds Guideline loan to value percentage of XX%.	Lender exception in file for LTV to XX% on a STR when using the regular DSCR >1.00 guides. Lender asked for a 5% exception using regular DSCR guides. Comp factors FICO 740+, experienced inventor, 20 months reserves. NOTE: Guides state to use the condo/hotel matrix which is a 10% LTV exception not a 5% exception.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 680 Representative FICO: 748	Aggregator,SitusAMC	Reviewer Comment (2024-07-08): Client elects to waive with compensating factors.			XX/XX/XXXX 11:41:26 AM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000424		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.	Calculated combined loan to value percentage of XX% exceeds Guideline combined loan to value percentage of XX%.	Lender exception in file for LTV to XX% on a STR when using the regular DSCR >1.00 guides. Lender asked for a 5% exception using regular DSCR guides. Comp factors FICO 740+, experienced inventor, 20 months reserves. NOTE: Guides state to use the condo/hotel matrix which is a 10% LTV exception not a 5% exception.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 680 Representative FICO: 748	Aggregator,SitusAMC	Reviewer Comment (2024-07-08): Client elects to waive with compensating factors.			XX/XX/XXXX 11:41:41 AM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000409		XXXX	XXXX	XX/XX/XXXX	Credit	Guideline	Guideline Issue	Guideline	Aged document: Primary Valuation is older than guidelines permit	Valuation Type: Appraisal / Valuation Report Date: XX/XX/XXXX	For transferred appraisals, a full appraisal, dated no more than 120 days prior to the Note date, is required on all files. If appraisal is over 120 days old, a new appraisal is required (a 1004D or 442 is not acceptable).	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of 1.01 is greater than the minimum required DSCR of 1.0.	SitusAMC SitusAMC,Aggregator	Reviewer Comment (2024-08-16): Client elects to waive with compensating factors. Buyer Comment (2024-08-12): comp factors added to exception, please waive Reviewer Comment (2024-08-11): exception form received; however, it does not contain any compensating factors. Further, client has indicated to clear this condition. Please provide compensating factors and confirmation that condition will be waived, not cleared. Buyer Comment (2024-08-08): Exception approved to accept 1004D to extend the transferred appraisal expiration date, please clear.			XX/XX/XXXX 2:38:12 PM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	100000403		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of $XXXX is greater than Guideline total cash-out of $500,000.00.	Lender approved for cash out up to $XXXX. LTV is greater than 65% which required total cash-out max of $500,000. Comp factors FICO.	The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 700 Representative FICO: 768	Aggregator,SitusAMC	Reviewer Comment (2024-08-13): Client elects to waive with compensating factors.			XX/XX/XXXX 4:33:24 PM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000399		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of 6.62 is less than Guideline PITIA months reserves of 12.00.	Approved lender exception in file to use a Foreign Bank Account to meet the minimum required reserves. Comp factors No Debt, LTV, 5 mo of reserves in US Bank	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Borrower's Own Funds Percent: 41.93% Borrower's Own Funds Amount: $137,959.10	Aggregator,SitusAMC	Reviewer Comment (2024-08-12): Client elects to waive with compensating factors.			XX/XX/XXXX 12:26:39 PM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	100000399		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved lender exception for using foreign credit references where one of the two references is only 16 months old instead of the required 24 months with compensating factors of down payment of $XXXX and LTV 70%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Borrower's Own Funds Percent: 41.93% Borrower's Own Funds Amount: $137,959.10	Aggregator,SitusAMC	Reviewer Comment (2024-08-12): Client elects to waive with compensating factors.			XX/XX/XXXX 12:26:51 PM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	100000399		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Approved lender exception for moving the 12 months payment history for the credit references to prior to funding with compensating facors of down payment of $XXXX, LTV 70%.	Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.	Borrower's Own Funds Percent: 41.93% Borrower's Own Funds Amount: $137,959.10	Aggregator,SitusAMC	Reviewer Comment (2024-08-12): Client elects to waive with compensating factors.			XX/XX/XXXX 12:27:03 PM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	100000394	XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of 673 is less than Guideline representative FICO score of 700.	Utilizing higher tax amount documented in loan file, DSCR is below 1.00, which requires credit score of 700 or higher for subject loan.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	SitusAMC	Reviewer Comment (2024-10-09): Waived with compensating factors per client request.

Reviewer Comment (2024-10-08): The worksheet provided is still utilizing 120% of market rent; however, this is not how guidelines provided read.  Guidelines indicate if a higher 1007 amount is used, it must be within 120% of the lease amount and that if it exceeds 120%, that is what it is capped at.  The lease amount is $XXXX and 1007 rent is $XXXX, which is within 120%; however, the maximum amount used is the 1007 amount of $XXXX, resulting in a DSCR of .92.

Buyer Comment (2024-10-08): proof of dscr score

Buyer Comment (2024-10-08): Please find attached "Accelerator Matrix" confirming MAX LTV is 70% with a "673" mid fico C/O. Thank you.

Reviewer Comment (2024-09-26): The worksheet provided reflects rental income of $XXXX per month; however, the lease in file reflects $XXXX per month and the 1007 comparable rent schedule reflects $XXXX per month.  Please provide clarification on the $XXXX per month rental income used in lender calculations.

Buyer Comment (2024-09-25): Please see attached the Accelerator DSCR Ratio/calculator confirming DSCR Ratio of 1.01%. Thank you.

Buyer Comment (2024-09-25): Please see attached Accelerator guideline attached reflecting the ability to gross up rent 120%. Monthly rent based on this guideline is a monthly amount of $XXXX. Thank you.

Reviewer Comment (2024-09-25): Per lease or market rent DSCR calculated is 0.91 and in cash out transaction for LTV 70% used we required as per matrix minimum FICO 700. Exception remains.

Buyer Comment (2024-09-23): dscr is not .91

Reviewer Comment (2024-08-19): Loan with a DSCR of .75 to .99 (this loan is at a DSCR of .91 with calculated property taxes) requires a 700 credit score on a cash out refinance at 70% LTV per the matrix.

Buyer Comment (2024-08-13): please reference pg 9 of the guidelines minimum fico is 640
																				XX/XX/XXXX 5:46:11 PM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000392		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender approved exception at origination for subject property being vacant. Compensating factors were cited as 807 FICO and 60% LTV.	Borrower has owned the subject property for at least 5 years. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The representative FICO score exceeds the guideline minimum by at least 40 points.	Guidelines Representative FICO: 700 Representative FICO: 807	SitusAMC SitusAMC SitusAMC	Reviewer Comment (2024-08-19): Client elects to waive with compensating factors.			XX/XX/XXXX 12:09:46 PM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000391		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 6.00.	Cashout on subject loan may be used for required reserves when the borrower has a minimum of 3 months reserves of own funds. Missing asset documentation for borrower.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.	Loan to Value: 53.60825% Guideline Maximum Loan to Value: XX%	Originator Pre-Close,SitusAMC	Reviewer Comment (2024-08-27): Waived with compensating factors per lender exception approval provided in trailing docs. Buyer Comment (2024-08-20): exception			XX/XX/XXXX 10:13:27 PM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000387		XXXX	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: HURRICANE DEBBY Disaster Declaration Date: XX/XX/XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX. Declaration end dateXX/XX/XXXX.	SitusAMC	Reviewer Comment (2024-09-07): Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX. Declaration end dateXX/XX/XXXX.			XX/XX/XXXX 6:57:23 PM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000379		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of $XXXX is less than Guideline minimum loan amount of $100,000.00.	Lender Approved Exception for the loan amount of $XXXX which is below the program minimum required of $100,000.00. Compensating Factors: Experienced investor with multiple mortgages at 0X30 for 75 plus months. Excessive reserves at over 24 months where 3 months are required. Loan-to-Value below 50%.	The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Representative Loan to Value: XX% Guideline Maximum Loan to Value: 60.00000% Representative Reserves: 71.26 Guideline Requirement; 3.00	SitusAMC Aggregator,SitusAMC	Reviewer Comment (2024-09-25): Client elects to downgrade and waive with the following compensating factors: Representative Reserves: 71.26 Guideline Requirement; 3.00 Representative Loan to Value: XX% Guideline Maximum Loan to Value: 60.00000%			XX/XX/XXXX 12:48:22 PM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000373		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Exception Request: Requesting an exception for First Time Investor and First Time Home Buyer. Borrower owns a property outside of the US. For full disclosure. Compensating Factor HIGH FICO and ADDITIONAL Reserves. Exception Approved 70 LTV.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 96.72 Guideline Requirement: 6.00 Guidelines Representative FICO: 680 Representative FICO: 793	Aggregator,SitusAMC SitusAMC Aggregator,SitusAMC	Reviewer Comment (2024-09-27): Client elects to waive with compensating factors.			XX/XX/XXXX 8:47:54 AM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	100000363		XXXX	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE MILTON Disaster Declaration Date: XX/XX/XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	SitusAMC,Aggregator	Reviewer Comment (2024-10-23): Client elects to waive with compensating factors. Seller Comment (2024-10-21): see attached no damage to property Zaied Disaster Inspection- No Damage.pdf (Appraisal) was uploaded Seller Comment (2024-10-18): see attached TOdd Disaster Cert Milton no damage.pdf (Appraisal) was uploaded			XX/XX/XXXX 11:54:09 AM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	100000354		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Borrower purchased property less than 6 months ago and is receiving cash out which is not permitted per guidelines.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Debt Service Coverage Ratio: 1.52 Guideline Requirement: 1.00	SitusAMC,Aggregator SitusAMC	Reviewer Comment (2024-12-06): Client elects to waive with compensating factors. Buyer Comment (2024-12-04): Approved credit exception uploaded for review.			XX/XX/XXXX 9:04:23 AM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000354		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Allowing cash out seasoning from note date to note date vs application date.	The Debt Service Coverage Ratio (DSCR) is greater than the guideline requirement by .50. Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.	Debt Service Coverage Ratio: 1.52 Guideline Requirement: 1.00	SitusAMC,Aggregator SitusAMC	Reviewer Comment (2024-12-06): Client elects to waive with compensating factors.			XX/XX/XXXX 9:04:30 AM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000349		XXXX	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE MILTON Disaster Declaration Date: XX/XX/XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: 10/11/24	SitusAMC	Reviewer Comment (2024-10-28): Client elects to waive with inspection prior to end date. Buyer Comment (2024-10-24): The property reinspection report was provided in the initial shipping package Doc ID XXXX which reflects "At the time of inspection there was no noticeable damage to the subject property due to recent weather-related disasters, floods or fires. There was no damage noted to the subjects neighborhood.", the date of inspection on this report is XX/XX/XXXX.			XX/XX/XXXX 2:01:36 PM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	100000348		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception request for cash out with less than 6 months seasoning is approved. Borrower paying high rate of 15% short term loan from 4/2024. Value supported 70% LTV with CU of 1.4. Property purchased below value and rehabbed. Compensating factors of reduction in housing payment by 10%+; Reserves greater than 6 months minimum; greater than 1 year as real estate investor and DSCR over 1.25.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. The qualifying DSCR on the loan is greater than the guideline minimum. Borrower's Experience/Track Record Miscellaneous	Reserves greater than 6 months minimum DSCR over 1.25 Over 1 year as real estate investor Reduction in housing payment by 10%	SitusAMC,Aggregator Aggregator Aggregator Aggregator	Reviewer Comment (2024-10-25): Lender granted exception approval with compensating factors in loan file.			XX/XX/XXXX 1:22:13 PM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000344		XXXX	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: HURRICANE HELENE Disaster Declaration Date: XX/XX/XXXX	The property is in a FEMA disaster area. Provide a satisfactory post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after XX/XX/XXXX (Hurricane Helene) Declared Disaster End Date.	Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX	SitusAMC,Aggregator	Reviewer Comment (2024-11-06): Client elects to waive with compensating factors.			XX/XX/XXXX 8:51:02 AM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No
XXXX	XXXX	100000468		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: XXX	Guidelines require all open judgements be paid off prior to closing.				Reviewer Comment (2024-08-05): Client elects to waive.			XX/XX/XXXX 1:58:13 PM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000468		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Credit Eligibility	Guideline	Public Record Issue:	Credit Report: Original // Public Record Type: Judgments / Balance: XXX	Guidelines require all open judgements be paid off prior to closing.				Reviewer Comment (2024-08-05): Client elects to waive.			XX/XX/XXXX 1:58:24 PM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000457		XXXX	XXXX	XX/XX/XXXX	Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.	Disaster Name: HURRICANE DEBBY Disaster Declaration Date: XX/XX/XXXX		Property inspected post disaster but pre-FEMA declaration of disaster end date.	Property inspected post disaster but pre-FEMA declaration of disaster end date. Date of disaster: XX/XX/XXXX.	SitusAMC	Reviewer Comment (2024-08-20): PDI completed reflecting no damage post-disaster, but prior to disaster declaration end date. Buyer Comment (2024-08-20): Disaster report			XX/XX/XXXX 3:56:41 PM	2	B	XX/XX/XXXX	XX	Investment	Refinance - Cash-out - Other		B	B		A		N/A	No
XXXX	XXXX	100000360		XXXX	XXXX	XX/XX/XXXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per guidelines, properties over 10 acres are ineligible. Subject property is XX acres.	Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months. Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00. Seasoned Borrower/Investor whose experience exceeds 10 completed projects. The representative FICO score exceeds the guideline minimum by at least 40 points.	Reserves: 25.72 Guideline Requirement: 6.00 11 completed projects. Guidelines Representative FICO: 680 Representative FICO: 815	Originator,SitusAMC SitusAMC Originator,SitusAMC Originator,SitusAMC	Reviewer Comment (2024-09-07): Waived with compensating factors per lender exception approval			XX/XX/XXXX 11:31:18 PM	2	B	XX/XX/XXXX	XX	Investment	Purchase		B	B		A		N/A	No